Nature of the Business, Basis of Presentation and Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $90,606 and $345,777 in cash as of March 31, 2023 and December 31, 2022, respectively. The Company did not have any cash equivalents as of March 31, 2023 and December 31, 2022.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $345,777 and $48,555 in cash as of December 31, 2022 and 2021. The Company did not have any cash equivalents as of December 31, 2022 or December 31, 2021.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2023 or December 31, 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company has identified the United States and California as its only tax jurisdictions. The Company is subject to income taxation by major taxing authorities since inception. All tax periods are open to examination by tax authorities. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Company actual tax expense differs from the expected tax expense due to the change in the valuation allowance.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2022 or December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company has identified the United States and California as its only tax jurisdictions. The Company is subject to income taxation by major taxing authorities since inception. All tax periods are open to examination by tax authorities. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Company actual tax expense differs from the expected tax expense due to the change in the valuation allowance.

Net Loss per Ordinary Share Attributable to Ordinary Shareholders

Net Income (Loss) per Common Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net income (loss) per share of common stock is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding for the period. Accretion associated with the redeemable shares of Class A common stock is excluded from income (loss) per common share as the redemption value approximates fair value.

The calculation of diluted income (loss) per share of common stock does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the warrants is contingent upon the occurrence of future events. As of March 31, 2023, the Company’s outstanding warrants (13,979,000) have been excluded from diluted net loss as their inclusion would be anti-dilutive. As a result, diluted net income (loss) per common share is the same as basic net income (loss) per common share for the periods presented.

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Three Months Ended
	March 31, 2023
	Class A common stock	Class B common stock
Basic and diluted net income per common share
Numerator:
Allocation of net loss	$76,421	$43,848
Denominator:
Basic and diluted weighted average shares outstanding	5,762,364	3,306,250

Basic and diluted net income per common share	$0.01	$0.01

	For the Three Months Ended
	March 31, 2022
	Class A common stock	Class B common stock
Basic and diluted net loss per common share
Numerator:
Allocation of net loss	$(180,478)	$(73,058)
Denominator:
Basic and diluted weighted average shares outstanding	8,167,506	3,306,250

Basic and diluted net loss per common share	$(0.02)	$(0.02)

Net Income (Loss) per Common Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net income (loss) per share of common stock is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding for the period. Accretion associated with the redeemable shares of Class A common stock is excluded from income (loss) per common share as the redemption value approximates fair value.

The calculation of diluted income (loss) per share of common stock does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the warrants is contingent upon the occurrence of future events. As of December 31, 2022, the Company’s outstanding warrants (13,979,000) have been excluded from diluted net loss as their inclusion would be anti-dilutive. As a result, diluted net income (loss) per common share is the same as basic net income (loss) per common share for the periods presented.

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For the Period Since Inception to
	December 31, 2021
	Class A common stock	Class B common stock
Basic and diluted net income per common share
Numerator:
Allocation of net loss	$-	$(4,381)
Denominator:
Basic and diluted weighted average shares outstanding	-	2,875,000

Basic and diluted net income per common share	$-	$(0.00)

	For the Year Ended
	December 31, 2022
	Class A common stock	Class B common stock
Basic and diluted net loss per common share
Numerator:
Allocation of net income	$315,560	$83,079
Denominator:
Basic and diluted weighted average shares outstanding	12,558,058	3,306,250

Basic and diluted net loss per common share	$0.03	$0.03

Recently Adopted Accounting Pronouncements

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Conduit Pharmaceuticals Ltd [Member]
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are primarily maintained with major financial institutions in the United Kingdom and Switzerland. The Company considers cash equivalents to be short-term, highly liquid investments that (a) are readily convertible into known amounts of cash, (b) are traded and held for cash management purposes, and (c) have original maturities of three months or less at the time of purchase. The Switzerland bank accounts holding cash balances are uninsured. The Company has not experienced any losses on this account through the period ended March 31, 2023.

As of March 31, 2023, the Company held immaterial cash equivalents. As of December 31, 2022, the Company did not hold any cash equivalents.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Estimates are based on several factors including the facts and circumstances available at the time the estimates are made, historical experience, risk of loss, general economic conditions and trends, and the assessment of the probable future outcome. Subjective and significant estimates include, but are not necessarily limited to, the inputs used to determine the fair value of convertible notes payable, the Cizzle option and the amount to reserve for the related party loan receivable. Actual results could differ materially from such estimates. Estimates and assumptions are reviewed periodically by management and changes in estimates are made as management becomes aware of changes in circumstances surrounding the estimates. The effects of changes are reflected in the financial statements in the period that they are determined.

Fair Value Measurements

Fair Value Measurements

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Fair value is to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. In determining fair value, the Company used various valuation approaches. A fair value hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company.

Unobservable inputs reflect the Company’s assumption about the inputs that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels, based on the inputs, as follows:

●	Level 1—Valuations based on quoted prices for identical instruments in active markets. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.
●	Level 2— Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for either similar instruments in active markets, identical or similar instruments in markets that are not active, or model-derived valuations whose inputs or significant value drivers are observable or can be corroborated by observable market data.
●	Level 3—Valuations based on inputs that are unobservable. These valuations require significant judgment.

The Company’s Level 1 assets consist of cash and cash equivalents in the accompanying balance sheets and the value of accrued expenses and other current liabilities approximate fair value due to the short-term nature of these assets and liabilities.

As of March 31, 2023, the Company has two financial liabilities, convertible notes that are adjusted to fair value on a recurring basis as well as an option liability for which the fair value is determined based on Level 3 inputs as such inputs are not readily observable. See Note 2, Note 4 and Note 5 for further information on the Company’s financial liability held at fair value.

Research and Development and Funding

Research and Development and Funding

Research and development expenses consist primarily of costs incurred in connection with the research and development of our product candidates and programs. Funding expenses consist primarily of costs incurred in connection with the Company providing funding to St George Street Capital (“SGSC”) to carry out its research and development activities. SGSC holds all licenses to conduct clinical research through third party pharmaceutical companies. The Company expenses research and development costs and intangible assets acquired that have no alternative future use as incurred. These expenses include:

●	expenses incurred under agreements with organizations that support the Company’s drug discovery and development activities;
●	expenses incurred in connection with the preclinical and clinical development of the Company’s product candidates and programs, including under agreements with contract research organizations, or CROs;
●	costs related to contract manufacturing organizations, or CMOs, that are primarily engaged to provide drug substance and product for our clinical trials, research and development programs, as well as investigative sites and consultants that conduct the Company’s clinical trials, nonclinical studies and other scientific development services;
●	the costs of acquiring and manufacturing nonclinical and clinical trial materials, including manufacturing registration and validation batches;
●	employee-related expenses, including salaries, related benefits and equity-based compensation expense, for employees engaged in research and development functions;
●	costs related to compliance with quality and regulatory requirements;
●	payments made under third-party licensing agreements; and
●	direct and allocated costs related to facilities, information technology, personnel and other overhead.

Advance payments that we make for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. Such amounts are recognized as an expense as the goods are delivered or consumed or the related services are performed, or until it is no longer expected that the goods will be delivered, or the services rendered.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses consist primarily of salaries and related costs for personnel in executive management, finance, corporate and business development, and administrative functions. General and administrative expenses also include legal fees relating to patent and corporate matters; professional fees for accounting, auditing, tax, and administrative consulting services; insurance costs; administrative travel expenses and other operating costs

The Company has incurred increased accounting, audit, legal, regulatory, compliance and director and officer insurance costs as well as investor and public relations expenses associated with being a public company. The Company anticipates that its general and administrative expenses will increase in the future as it increases its headcount to support development of its product candidates and programs and with continued research and development activities.

Income Taxes

Income Taxes

ASC Topic 740, Income Taxes, sets forth standards for financial presentation and disclosure of income tax liabilities and expense. Interest and penalties recognized have been classified in the statements of operations and comprehensive loss as income taxes. Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating losses carried forward. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance for any tax benefits of which future realization is uncertain.

The Company is exempt from income tax in the Cayman Islands.

Net Loss per Ordinary Share Attributable to Ordinary Shareholders

Net Loss per Ordinary Share Attributable to Ordinary Shareholders

The Company calculates net loss per share attributable to ordinary shareholders – basic and diluted using the two-class method under ASC Topic 260, Earnings Per Share. Basic net loss per share attributable to ordinary shareholders is computed by dividing the net loss attributable to ordinary shareholders by the number of weighted-average ordinary shares outstanding for the period. Diluted net loss attributable to ordinary shareholders is computed by adjusting net loss attributable to ordinary shareholders to reallocate undistributed earnings based on the potential impact of any dilutive securities. Diluted net loss per share attributable to ordinary shareholders is computed by dividing the diluted net loss attributable to ordinary shareholders by the number of weighted-average ordinary shares outstanding for the period including potential dilutive ordinary shares. All potentially dilutive securities have been excluded from the diluted net loss per share calculations for the periods ended March 31, 2023 and March 31, 2022, respectively, as the assumed issuance of all such potentially dilutive shares would have had an anti-dilutive effect.

Investments in Equity Securities

Investments in Equity Securities

Investments in equity securities that have a readily determinable fair value are reported at fair value. Changes in fair value between accounting periods are recorded in other expense, net, in the statements of operations and comprehensive loss. Realized gains or losses upon sale are recorded in other expense, net, in the statements of operations and comprehensive loss. The Company did not hold any available for sale or trading securities at the period ended March 31, 2023, or at the year ended December 31, 2022.

Intangible Assets

Intangible Assets

Intangible assets subject to amortization include a developed patent. The Company qualitatively evaluates intangible assets for impairment annually or whenever events or changes in circumstances indicate that it is more likely than not the carrying amount of intangible assets may excess their implied fair values. The company recorded an immaterial amount for the intangible asset and an immaterial amount of amortization expense for the periods ended March 31, 2023 and March 31, 2022. As of March 31, 2023 and December 31, 2022, no indicators of impairment of the intangible asset were identified.

Related Party Loan

Related Party Loan

The loan made to a related party is stated at the principal amount of $0.6 million outstanding. The Company recorded an allowance in full of $0.6 million for potential loan losses, resulting in no balance on the face of the balance sheet as of the period ended March 31, 2023 and year ended December 31, 2022. The loan carries no interest, and as such, no interest receivable is recorded. The Company has recorded a full reserve against the loan as the related party did not have the ability to repay the loans as of March 31, 2023 and December 31, 2022. The Company will analyze the reserve periodically to determine whether an adjustment to the allowance is appropriate.

Foreign Currency Translation

Foreign Currency Translation

Monetary assets and liabilities in the functional currency are re-measured into the reporting currency at the rates of exchange prevailing at the reporting date. Income and expense transactions in the functional currency are re-measured into the reporting currency at the average exchange rate prevailing during the reporting period. Non-monetary items in functional currency are re-measured into the reporting currency at the historical exchange rate (i.e., the rate of exchange at the date of the transaction). The gains or losses resulting from foreign currency translation are included in the statements of operations and comprehensive loss.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that: (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

If the Business Combination were to be consummated, the surviving company will remain an emerging growth company, as defined by the Jumpstart Our Business Startups act of 2012, until the earliest of (i) the last day of the combined entity’s first fiscal year following the fifth anniversary of the completion of MURF’s initial public offering, (ii) the last day of the fiscal year in which the combined entity has total annual gross revenue of at least $1.235 billion, (iii) the last day of the fiscal year in which the combined entity is deemed to be a large accelerated filer, which means the market value of the combined entity’s common stock that is held by non-affiliates exceeds $700.0 million as of the prior December 31st or (iv) the date on which the combined entity has issued more than $1.0 billion in non-convertible debt securities during the prior three year period.

Conduit Pharmaceuticals Limited [Member]
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are primarily maintained with major financial institutions in the United Kingdom and Switzerland. The Company considers cash equivalents to be short-term, highly liquid investments that (a) are readily convertible into known amounts of cash, (b) are traded and held for cash management purposes, and (c) have original maturities of three months or less at the time of purchase. The Switzerland bank accounts holding cash balances are uninsured. The Company has not experienced any losses on this account through the year ended December 31, 2022.

As of December 31, 2022 and 2021, the Company did not hold any cash equivalents.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Estimates are based on several factors including the facts and circumstances available at the time the estimates are made, historical experience, risk of loss, general economic conditions and trends, and the assessment of the probable future outcome. Subjective and significant estimates include, but are not necessarily limited to, the inputs used to determine the fair value of convertible notes payable and the amount to reserve for the related party loan receivable. Actual results could differ materially from such estimates. Estimates and assumptions are reviewed periodically by management and changes in estimates are made as management becomes aware of changes in circumstances surrounding the estimates. The effects of changes are reflected in the financial statements in the period that they are determined.

Fair Value Measurements

Fair Value Measurements

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Fair value is to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. In determining fair value, the Company used various valuation approaches. A fair value hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company.

Unobservable inputs reflect the Company’s assumption about the inputs that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels, based on the inputs, as follows:

●	Level 1—Valuations based on quoted prices for identical instruments in active markets. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.

●	Level 2— Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for either similar instruments in active markets, identical or similar instruments in markets that are not active, or model-derived valuations whose inputs or significant value drivers are observable or can be corroborated by observable market data.
●	Level 3—Valuations based on inputs that are unobservable. These valuations require significant judgment.

The Company’s Level 1 assets consist of cash and cash equivalents in the accompanying balance sheets and the value of accrued expenses and other current liabilities approximate fair value due to the short-term nature of these assets and liabilities.

As of December 31, 2022 and 2021, the Company has two financial liabilities, convertible notes that are adjusted to fair value on a recurring basis as well as an option liability for which the fair value is determined based on Level 3 inputs as such inputs are not readily observable. See Note 2 and Note 5 for further information on the Company’s financial liability held at fair value.

Research and Development and Funding

Research and Development and Funding

Research and development expenses consist primarily of costs incurred in connection with the research and development of our product candidates and programs. Funding expenses consist primarily of costs incurred in connection with the Company providing funding to St George Street Capital (“St George Street”) to carry out its research and development activities. St George Street holds all licenses to conduct clinical research through third party pharmaceutical companies. The Company expenses research and development costs and intangible assets acquired that have no alternative future use as incurred. These expenses include:

●	expenses incurred under agreements with organizations that support the Company’s drug discovery and development activities;

●	expenses incurred in connection with the preclinical and clinical development of the Company’s product candidates and programs, including under agreements with contract research organizations, or CROs;

●	costs related to contract manufacturing organizations, or CMOs, that are primarily engaged to provide drug substance and product for our clinical trials, research and development programs, as well as investigative sites and consultants that conduct the Company’s clinical trials, nonclinical studies and other scientific development services;

●	the costs of acquiring and manufacturing nonclinical and clinical trial materials, including manufacturing registration and validation batches;

●	employee-related expenses, including salaries, related benefits and equity-based compensation expense, for employees engaged in research and development functions;

●	costs related to compliance with quality and regulatory requirements;

●	payments made under third-party licensing agreements; and

●	direct and allocated costs related to facilities, information technology, personnel and other overhead.

Advance payments that we make for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. Such amounts are recognized as an expense as the goods are delivered or consumed or the related services are performed, or until it is no longer expected that the goods will be delivered, or the services rendered.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses consist primarily of salaries and related costs for personnel in executive management, finance, corporate and business development, and administrative functions. General and administrative expenses also include legal fees relating to patent and corporate matters; professional fees for accounting, auditing, tax, and administrative consulting services; insurance costs; administrative travel expenses and other operating costs.

The Company has incurred increased accounting, audit, legal, regulatory, compliance and director and officer insurance costs as well as investor and public relations expenses associated with being a public company. The Company anticipates that its general and administrative expenses will increase in the future as it increases its headcount to support the development of its product candidates and programs and with continued research and development activities.

Income Taxes

Income Taxes

ASC Topic 740, Income Taxes, sets forth standards for financial presentation and disclosure of income tax liabilities and expense. Interest and penalties recognized have been classified in the statements of operations and comprehensive loss as income taxes. Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating losses carried forward. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance for any tax benefits of which future realization is uncertain.

The Company is exempt from income tax in the Cayman Islands.

Net Loss per Ordinary Share Attributable to Ordinary Shareholders

Net Loss per Ordinary Share Attributable to Ordinary Shareholders

The Company calculates net loss per share attributable to ordinary shareholders – basic and diluted using the two-class method under ASC Topic 260, Earnings Per Share. Basic net loss per share attributable to ordinary shareholders is computed by dividing the net loss attributable to ordinary shareholders by the number of weighted-average ordinary shares outstanding for the period. Diluted net loss attributable to ordinary shareholders is computed by adjusting net loss attributable to ordinary shareholders to reallocate undistributed earnings based on the potential impact of any dilutive securities. Diluted net loss per share attributable to ordinary shareholders is computed by dividing the diluted net loss attributable to ordinary shareholders by the number of weighted-average ordinary shares outstanding for the period including potential dilutive ordinary shares. All potentially dilutive securities have been excluded from the diluted net loss per share calculations for the years ended December 31, 2022 and 2021, respectively, as the assumed issuance of all such potentially dilutive shares would have had an anti-dilutive effect.

Investments in Equity Securities

Investments in Equity Securities

Investments in equity securities that have a readily determinable fair value are reported at fair value. Changes in fair value between accounting periods are recorded in other income, net, in the statements of operations and comprehensive loss. Realized gains or losses upon sale are recorded in other income, net, in the statements of operations and comprehensive loss. The Company did not hold any available for sale or trading securities at the years ended December 31, 2022 and December 31, 2021.

Intangible Assets

Intangible Assets

Intangible assets subject to amortization include a developed patent. The Company qualitatively evaluates intangible assets for impairment annually or whenever events or changes in circumstances indicate that it is more likely than not the carrying amount of intangible assets may excess their implied fair values. The company recorded an immaterial amount for the intangible asset and an immaterial amount of amortization expense for the year ended December 31, 2022. As of December 31, 2022, no indicators of impairment of the intangible asset were identified.

Related Party Loan

Related Party Loan

The loan made to a related party is stated at the principal amount of $0.3 million outstanding. The Company recorded an allowance in full of $0.3 million for potential loan losses, resulting in no balance on the face of the balance sheet at December 31, 2022. The loan carries no interest, and as such, no interest receivable is recorded. The Company has recorded a full reserve against the loan as the related party did not have the ability to repay the loans as of December 31, 2022. The Company will analyze the reserve periodically to determine whether an adjustment to the allowance is appropriate.

Foreign Currency Translation

Foreign Currency Translation

Monetary assets and liabilities in the functional currency are re-measured into the reporting currency at the rates of exchange prevailing at the reporting date. Income and expense transactions in the functional currency are re-measured into the reporting currency at the average exchange rate prevailing during the reporting period. Non-monetary items in functional currency are re-measured into the reporting currency at the historical exchange rate (i.e., the rate of exchange at the date of the transaction). The gains or losses resulting from foreign currency translation are included in the statements of operations and comprehensive loss.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that: (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

If the Business Combination (see Note 1) were to be consummated, the surviving company will remain an emerging growth company, as defined by the Jumpstart Our Business Startups act of 2012, until the earliest of (i) the last day of the combined entity’s first fiscal year following the fifth anniversary of the completion of MURF’s initial public offering, (ii) the last day of the fiscal year in which the combined entity has total annual gross revenue of at least $1.235 billion, (iii) the last day of the fiscal year in which the combined entity is deemed to be a large accelerated filer, which means the market value of the combined entity’s common stock that is held by non-affiliates exceeds $700.0 million as of the prior December 31st or (iv) the date on which the combined entity has issued more than $1.0 billion in non-convertible debt securities during the prior three year period

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

Effective January 1, 2021, the Company adopted ASU No. 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU No. 2020-06”). ASU No. 2020-06 was issued to address issues identified as a result of the complexity associated with applying generally accepted accounting principles for certain financial instruments with characteristics of liabilities and equity. For convertible instruments, the FASB decided to reduce the number of accounting models for convertible debt instruments and convertible preferred stock. In addition to eliminating certain accounting models, the FASB also decided to enhance information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share guidance. The adoption of ASU No. 2020-06 did not have a material impact on the Company’s financial statements.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842).” Topic 842 was subsequently amended by ASU 2018-10, “Codification Improvements to Topic 842, Leases” and ASU 2018-11, “Leases (Topic 842)”. The amendments in this update increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. For leases with a term of 12 months or less, the amendments permit lessees to make an accounting policy election by class of underlying assets not to recognize lease assets and lease liabilities. For finance leases, the amendments in this update require a lessee to (1) recognize a right-of-use asset and lease liability, initially measured at the present value of the lease payments, on the balance sheet; (2) recognize interest on the lease liability separately from amortization of the right-of-use asset in the statement of operations; (3) classify repayments of the principal portion of the lease liability within financing activities and payments of interest on the lease liability and variable lease payments within operating activities in the statement of cash flows. For operating leases, the amendments in this update require a lessee to (1) recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, on the balance sheet; (2) recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term on a generally straight-line basis; (3) classify all cash payments within operating activities in the statement of cash flows. On October 16, 2019, the FASB approved the proposal to delay the effective date for this standard for private and all other entities. Due to the Company’s extended transition period election, the amendments are effective for fiscal years beginning after December 15, 2020. In June 2020, the FASB issued ASU No. 2020-05, Coronavirus Disease 2019 (“COVID-19”) in response to the pandemic which has adversely affected the global economy and caused significant and widespread business and capital market disruptions. The FASB is committed to supporting and assisting stakeholders during this difficult time. The FASB issued ASU 2020-05 as a limited deferral of the effective dates of certain ASUs, including ASU 2016-02 (including amendments issued after the issuance of the original) to provide immediate, near-term relief for certain entities for whom these ASUs are either currently effective or imminently effective. This update is effective for annual periods beginning January 1, 2022, and interim periods beginning January 1, 2023, with early adoption permitted. The Company is in the process of evaluating its impact. The Company did not have any lease agreements as of the years ended December 31, 2022 and 2021 and does not believe the new standard will have a material impact on the financial statements. The Company adopted the standard on January 1, 2022. The adoption of ASU No. 2016-02 did not have a material impact on the Company’s financial statements.

Recent Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740) (“ASU No. 2019-12”). ASU No. 2019-12 was issued to simplify the accounting for income taxes. The amendments in this update remove certain exceptions and add other requirements to govern the accounting for income taxes. This update is effective for public business entities for fiscal years beginning after December 15, 2020. For all other entities, this update is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is exempt from tax in the Cayman Islands and therefore does not believe that the adoption of ASU No. 2019-12 will have a material effect on its financial statements or related disclosures.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The ASU adds to US GAAP an impairment model known as the current expected credit loss (CECL) model, which is based on expected losses rather than incurred losses. The objectives of the CECL model are to: (1) reduce the complexity in US GAAP by decreasing the number of credit impairment models that entities use to account for debt instruments, (2) eliminate the barrier to timely recognition of credit losses by using an expected loss model instead of an incurred loss model, (3) require an entity to recognize an allowance of lifetime expected credit losses, and (4) not require a specific method for entities to use in estimating expected credit losses. This ASU will be effective for fiscal years beginning after December 15, 2022. An entity should apply the amendment on a prospective basis at the beginning of the interim period that includes the adoption date. The Company is currently evaluating the new standard to determine the potential impact on its financial condition, results of operations, cash flows, and financial statement disclosures.